LOANS, Purchase Credit Impaired ("PCI") Loans (Details) - TCSB Bancorp, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Carrying amount of loans that meet the criteria of ASC 310-30 treatment [Abstract]
Carrying amount	$ 1,025	$ 2,285
Allowance for loan losses	0	0
Carrying amount, net of allowance for loan losses	1,025	2,285
Accretable yield of PCI loans, or income expected to be collected [Roll Forward]
Balance at beginning of period	640	462
New loans purchased	0	0
Accretion of income	(280)	(187)
Reclassification from (to) nonaccretable difference	0	365
Disposals/other adjustments	0	0
Balance at end of period	360	640
Commercial [Member]
Carrying amount of loans that meet the criteria of ASC 310-30 treatment [Abstract]
Carrying amount	468	1,394
Mortgage [Member]
Carrying amount of loans that meet the criteria of ASC 310-30 treatment [Abstract]
Carrying amount	410	575
Installment [Member]
Carrying amount of loans that meet the criteria of ASC 310-30 treatment [Abstract]
Carrying amount	$ 147	$ 316